                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10343

Morgan Stanley Nasdaq- 100 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Stockholders.
Morgan Stanley Nasdaq-100 Index Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2003

Dear Shareholder:
During the six-month period ending May 31, 2003, the stock market, as measured by the Nasdaq-100 Index-Registered Trademark-(1), appreciated by nearly
7.45 percent. This figure belies the fact that the Nasdaq-100 Index is up
25.86 percent, as of May 31, 2003 from its February 13, 2003 low. In fact, from November 30, 2002 through May 31, 2003, the technology-heavy Nasdaq-100 outperformed both the S&P 500 (up 3.87 percent) and the Dow Jones Industrial Average (up 0.68 percent).

Investors' concerns about corporate governance, balance-sheet integrity and the magnitude of the economic recovery took a back seat to geopolitical issues ranging from the war in Iraq to nuclear proliferation in North Korea. Prior to the military action in the Middle East, economic data sent mixed signals on the economy's underlying strength. Although the weakness in equities was fairly broad based, technology companies were hit especially hard, resulting from corporations trimming their spending on information technology and renewed rounds of downward earnings revisions in the telecommunications sector. By March, most broad market measures were again trading near their five-year lows.

However, the swift resolution of the Iraqi conflict quickly relieved investors from the frenzied pessimism that sent the markets lower. By May, with Washington passing the second largest tax cut in three years, the Nasdaq-100 Index was once again trading near its high for the year. In our view, the latest version of the tax cut includes significant reductions of personal income tax rates, and cuts in taxes on capital gains and dividends.

Performance
For the six-month period ending May 31, 2003 the Fund's Class A, B, C and D shares posted total returns of 7.19 percent, 6.79 percent, 6.79 percent and
7.32 percent, respectively. During the same period, the Nasdaq-100 Index produced a total return of 7.33 percent and the Lipper Multi-Cap Growth Fund Index(2) returned 5.87 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THESE TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

------------------
(1) The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/ wholesale trade and biotechnology. It does not contain financial companies including investment companies. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Multi-Cap Growth Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Fund classification. The Index, which is adjusted for capital gains distributions and income dividends, but does not include any sales charges or fees, is unmanaged. It is not possible to invest directly in an index. There are currently 30 funds represented in this Index.

Morgan Stanley Nasdaq-100 Index Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2003 CONTINUED

Morgan Stanley Nasdaq-100 Index Fund seeks to deliver investment performance that corresponds, before expenses, to the total return of the Nasdaq-100 Index-Registered Trademark-, by investing in substantially all the stocks that comprise the Nasdaq-100 in approximately the same weightings as they are represented in the Index.

We appreciate your support of Morgan Stanley Nasdaq-100 Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/s/ CHARLES A. FIUMEFREDDO]             [/s/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Proxy Voting Policies and Procedures
A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Morgan Stanley Nasdaq-100 Index Fund
FUND PERFORMANCE / / MAY 31, 2003

                                   AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2003
 ------------------------------------------------------------------------------------------------------------------------------
                       CLASS A SHARES*                                                CLASS B SHARES**
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                   0.11%(1)          (5.15)%(2)        1 Year                       (0.63)%(1)          (5.56)%(2)
 Since Inception
  (07/13/01)           (17.79)%(1)         (20.12)%(2)        Since Inception (07/13/01)  (18.43)%(1)         (20.17)%(2)

                       CLASS C SHARES+                                                CLASS D SHARES++
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                 (0.63)%(1)          (1.61)%(2)        1 Year                         0.40%(1)
 Since Inception
  (07/13/01)           (18.43)%(1)         (18.43)%(2)        Since Inception (07/13/01)  (17.60)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (91.9%)
           ADVERTISING/MARKETING SERVICES (0.3%)
   2,868   Lamar Advertising Co.*..................  $   101,126
                                                     -----------
           AIR FREIGHT/COURIERS (0.7%)
   2,937   C.H. Robinson Worldwide, Inc............      109,168
   3,598   Expeditors International of Washington,
            Inc....................................      125,714
                                                     -----------
                                                         234,882
                                                     -----------
           AIRLINES (0.2%)
   2,136   Ryanair Holdings PLC (ADR) (Ireland)*...       88,580
                                                     -----------
           APPAREL/FOOTWEAR (0.7%)
   7,184   Cintas Corp.............................      265,952
                                                     -----------
           APPAREL/FOOTWEAR RETAIL (0.3%)
   2,685   Ross Stores, Inc........................      113,334
                                                     -----------
           AUTO PARTS: O.E.M. (0.2%)
   2,790   Gentex Corp.*...........................       86,881
                                                     -----------
           BIOTECHNOLOGY (10.9%)
  21,179   Amgen Inc.*.............................    1,370,493
   6,440   Biogen, Inc.*...........................      273,314
   1,776   Cephalon, Inc.*.........................       80,257
   9,195   Chiron Corp.*...........................      405,408
   9,458   Genzyme Corp. (General Division)*.......      449,160
   6,811   Gilead Sciences, Inc.*..................      359,348
   4,510   Human Genome Sciences, Inc.*............       66,071
   2,121   ICOS Corp.*.............................       67,278
   5,901   IDEC Pharmaceuticals Corp.*.............      225,241
   1,651   Invitrogen Corp.*.......................       64,422
   9,464   MedImmune, Inc.*........................      335,499
  11,271   Millennium Pharmaceuticals, Inc.*.......      175,264
                                                     -----------
                                                       3,871,755
                                                     -----------
           CABLE/SATELLITE TV (3.7%)
  33,363   Comcast Corp. (Class A)*................    1,004,560
   8,807   EchoStar Communications Corp. (Class
            A)*....................................      295,739
                                                     -----------
                                                       1,300,299
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           CHEMICALS: SPECIALTY (0.4%)
   2,408   Sigma-Aldrich Corp......................  $   125,962
                                                     -----------
           COMPUTER COMMUNICATIONS (4.6%)
   9,170   Brocade Communications Systems, Inc.*...       55,662
  89,339   Cisco Systems, Inc.*....................    1,454,439
   8,695   Juniper Networks, Inc.*.................      120,687
                                                     -----------
                                                       1,630,788
                                                     -----------
           COMPUTER PERIPHERALS (0.6%)
  12,476   Network Appliance, Inc.*................      212,466
                                                     -----------
           COMPUTER PROCESSING HARDWARE (4.4%)
  17,679   Apple Computer, Inc.*...................      317,692
  33,363   Dell Computer Corp.*....................    1,043,928
  48,868   Sun Microsystems, Inc.*.................      211,598
                                                     -----------
                                                       1,573,218
                                                     -----------
           CONTAINERS/PACKAGING (0.4%)
   8,423   Smurfit-Stone Container Corp.*..........      124,829
                                                     -----------
           CONTRACT DRILLING (0.3%)
   2,907   Patterson-UTI Energy, Inc.*.............      106,367
                                                     -----------
           DATA PROCESSING SERVICES (1.9%)
   8,445   Fiserv, Inc.*...........................      279,445
  12,552   Paychex, Inc............................      383,087
                                                     -----------
                                                         662,532
                                                     -----------
           DISCOUNT STORES (1.2%)
   8,442   Costco Wholesale Corp.*.................      312,776
   3,861   Dollar Tree Stores, Inc.*...............      111,969
                                                     -----------
                                                         424,745
                                                     -----------
           ELECTRICAL PRODUCTS (0.6%)
   6,931   American Power Conversion Corp.*........      107,500
   3,455   Molex Inc...............................       94,529
                                                     -----------
                                                         202,029
                                                     -----------
           ELECTRONIC COMPONENTS (1.4%)
  19,799   Flextronics International, Ltd.*........      209,869

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

   3,363   QLogic Corp.*...........................  $   168,453
  19,118   Sanmina-SCI Corp.*......................      109,355
                                                     -----------
                                                         487,677
                                                     -----------
           ELECTRONIC DISTRIBUTORS (0.4%)
   3,069   CDW Computer Centers, Inc.*.............      125,031
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (0.6%)
  52,650   JDS Uniphase Corp.*.....................      203,755
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT (3.3%)
  30,098   Applied Materials, Inc.*................      468,325
   8,104   KLA-Tencor Corp.*.......................      374,648
   5,361   Novellus Systems, Inc.*.................      185,759
   2,412   Synopsys, Inc.*.........................      147,831
                                                     -----------
                                                       1,176,563
                                                     -----------
           FOOD RETAIL (0.3%)
   2,014   Whole Foods Market, Inc.*...............      109,864
                                                     -----------
           HOME IMPROVEMENT CHAINS (0.2%)
   2,551   Fastenal Co.............................       85,280
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES (1.2%)
   7,144   Citrix Systems, Inc.*...................      155,954
  15,550   PeopleSoft, Inc.*.......................      254,398
                                                     -----------
                                                         410,352
                                                     -----------
           INTERNET RETAIL (2.8%)
   9,064   Amazon.com, Inc.*.......................      325,760
  17,301   USA Interactive, Inc.*..................      665,223
                                                     -----------
                                                         990,983
                                                     -----------
           INTERNET SOFTWARE/ SERVICES (2.6%)
  13,381   BEA Systems, Inc.*......................      145,050
   8,434   Check Point Software Technologies Ltd.
            (Israel)*..............................      158,559
  20,034   Siebel Systems, Inc.*...................      188,119
   7,874   VeriSign, Inc.*.........................      117,953
   9,988   Yahoo! Inc.*............................      298,142
                                                     -----------
                                                         907,823
                                                     -----------
           MANAGED HEALTH CARE (0.2%)
   3,473   First Health Group Corp.*...............       89,117
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           MEDICAL DISTRIBUTORS (0.5%)
   1,438   Henry Schein, Inc.*.....................  $    70,692
   2,293   Patterson Dental Co.*...................      100,823
                                                     -----------
                                                         171,515
                                                     -----------
           MEDICAL SPECIALTIES (1.2%)
  12,260   Biomet, Inc.............................      337,150
   2,645   DENTSPLY International, Inc.............       98,897
                                                     -----------
                                                         436,047
                                                     -----------
           MEDICAL/NURSING SERVICES (0.3%)
   3,584   Lincare Holdings, Inc.*.................      110,638
                                                     -----------
           MOVIES/ENTERTAINMENT (0.3%)
   1,820   Pixar, Inc.*............................      102,739
                                                     -----------
           OTHER CONSUMER SERVICES (3.3%)
   6,215   Apollo Group, Inc. (Class A)*...........      363,080
   8,096   eBay, Inc.*.............................      823,444
                                                     -----------
                                                       1,186,524
                                                     -----------
           PACKAGED SOFTWARE (16.2%)
   7,963   Adobe Systems, Inc......................      281,014
   8,199   Compuware Corp.*........................       49,768
   9,111   Intuit Inc.*............................      419,926
   3,161   Mercury Interactive Corp.*..............      124,259
 129,500   Microsoft Corp.**.......................    3,186,995
  77,251   Oracle Corp.*...........................    1,005,036
   5,431   Symantec Corp.*.........................      245,590
  14,798   VERITAS Software Corp.*.................      410,644
                                                     -----------
                                                       5,723,232
                                                     -----------
           PERSONNEL SERVICES (0.2%)
   4,193   Monster Worldwide Inc.*.................       83,273
                                                     -----------
           PHARMACEUTICALS: OTHER (1.0%)
   6,721   Teva Pharmaceutical Industries Ltd.
            (ADR) (Israel).........................      340,681
                                                     -----------
           RECREATIONAL PRODUCTS (1.0%)
   5,073   Electronic Arts Inc.*...................      347,805
                                                     -----------
           RESTAURANTS (1.3%)
  18,949   Starbucks Corp.*........................      466,922
                                                     -----------
           SEMICONDUCTORS (11.8%)
  18,899   Altera Corp.*...........................      364,373

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

   6,541   Broadcom Corp. (Class A)*...............  $   160,124
  80,573   Intel Corp..............................    1,679,141
  14,703   Linear Technology Corp..................      534,601
  15,920   Maxim Integrated Products, Inc..........      624,223
   5,947   Microchip Technology Inc................      141,598
   5,992   NVIDIA Corp.*...........................      156,811
   7,323   RF Micro Devices, Inc.*.................       41,302
  15,739   Xilinx, Inc.*...........................      470,124
                                                     -----------
                                                       4,172,297
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY (0.4%)
   2,444   Express Scripts, Inc. (Class A)*........      159,935
                                                     -----------
           SPECIALTY STORES (2.5%)
  13,904   Bed Bath & Beyond Inc.*.................      581,743
   4,847   PETSMART, Inc.*.........................       83,805
  11,179   Staples, Inc.*..........................      216,761
                                                     -----------
                                                         882,309
                                                     -----------
           SPECIALTY TELECOMMUNICATIONS (0.4%)
   7,110   PanAmSat Corp.*.........................      133,739
                                                     -----------
           TELECOMMUNICATION EQUIPMENT (4.3%)
  35,194   ADC Telecommunications, Inc.*...........       94,672
  18,095   CIENA Corp.*............................      104,046
   6,853   Comverse Technology, Inc.*..............      104,234
  33,455   QUALCOMM Inc............................    1,123,419
   4,270   Telefonaktiebolaget LM Ericsson (ADR)
            (Sweden)*..............................       44,408
   8,257   Tellabs, Inc.*..........................       65,561
                                                     -----------
                                                       1,536,340
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.9%)
   4,576   PACCAR, Inc.............................      303,252
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           WIRELESS TELECOMMUNICATIONS (1.9%)
  44,898   Nextel Communications, Inc. (Class
            A)*....................................  $   673,021
                                                     -----------
           Total Common Stocks
            (COST $35,289,662).....................   32,542,459
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short-Term Investment (7.2%)
           Repurchase Agreement
$  2,568   Joint repurchase agreement account 1.33%
           due 06/02/03 (dated 05/30/03; proceeds
           $2,568,284) (a)
           (COST $2,568,000).......................    2,568,000
                                                     -----------

  Total Investments
   (COST $37,857,662) (B)(C)..............    99.1%  35,110,459
  Other Assets in Excess of Liabilities...     0.9      308,507
                                            ------  -----------
  Net Assets..............................   100.0% $35,418,966
                                            ======  ===========

---------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $2,309,440 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (C) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,607,947 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $5,355,150, RESULTING IN NET UNREALIZED DEPRECIATION OF $2,747,203.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

FUTURES CONTRACTS OPEN AT MAY 31, 2003:
                                              DESCRIPTION,
      NUMER OF                               DELIVERY MONTH,          UNDERLYING FACE     UNREALIZED
      CONTRACTS         LONG/SHORT              AND YEAR              AMOUNT AT VALUE    APPRECIATION
------------------------------------------------------------------------------------------------------
          7                Long       Nasdaq-100 Index
                                      June/2003                          $  839,300        $ 60,844
         66                Long       Nasdaq-100 E-Mini
                                      June/2003                           1,582,680         135,640
                                                                                           --------

                                      Total unrealized appreciation...................     $196,484
                                                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MAY 31, 2003 (UNAUDITED)

Assets:
Investments in securities, at value
 (cost $37,857,662)...............................    $35,110,459
Receivable for:
  Shares of beneficial interest sold..............        292,086
  Variation margin................................         40,400
  Dividends.......................................          5,093
Prepaid expenses and other assets.................         12,365
Receivable from affiliate.........................         36,741
                                                      -----------
    Total Assets..................................     35,497,144
                                                      -----------
Liabilities:
Payable for:
  Distribution fee................................         23,389
  Shares of beneficial interest redeemed..........          6,105
Accrued expenses and other payables...............         48,684
                                                      -----------
    Total Liabilities.............................         78,178
                                                      -----------
    Net Assets....................................    $35,418,966
                                                      ===========
Composition of Net Assets:
Paid-in-capital...................................     40,918,923
Net unrealized depreciation.......................     (2,550,718)
Net investment loss...............................        (70,872)
Accumulated net realized loss.....................     (2,878,367)
                                                      -----------
    Net Assets....................................    $35,418,966
                                                      ===========
Class A Shares:
Net Assets........................................     $1,485,955
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        216,585
    Net Asset Value Per Share.....................          $6.86
                                                      ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................          $7.24
                                                      ===========
Class B Shares:
Net Assets........................................    $24,210,948
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      3,582,631
    Net Asset Value Per Share.....................          $6.76
                                                      ===========
Class C Shares:
Net Assets........................................     $5,182,965
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        766,624
    Net Asset Value Per Share.....................          $6.76
                                                      ===========
Class D Shares:
Net Assets........................................     $4,539,098
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        658,724
    Net Asset Value Per Share.....................          $6.89
                                                      ===========

Statement of Operations
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)

Net Investment Loss:
Income
Dividends.........................................  $   27,680
Interest..........................................      12,405
                                                    ----------
    Total Income..................................      40,085
                                                    ----------
Expenses
Distribution fee (Class A shares).................         945
Distribution fee (Class B shares).................      89,887
Distribution fee (Class C shares).................      20,125
Investment management fee.........................      52,671
Shareholder reports and notices...................      35,899
Transfer agent fees and expenses..................      30,000
Professional fees.................................      22,610
Other.............................................       6,793
                                                    ----------
    Total Expenses................................     258,930
Less: amounts waived/reimbursed...................    (147,973)
                                                    ----------
    Net Expenses..................................     110,957
                                                    ----------
    Net Investment Loss...........................     (70,872)
                                                    ----------

Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
  Investments.....................................  (1,177,319)
  Futures contracts...............................     105,326
                                                    ----------
    Net Realized Loss.............................  (1,071,993)
                                                    ----------

Net Change in Unrealized Appreciation/
 Depreciation on:
  Investments.....................................   3,618,434
  Futures contracts...............................     (26,764)
                                                    ----------
    Net Appreciation..............................   3,591,670
                                                    ----------
    Net Gain......................................   2,519,677
                                                    ----------
Net Increase......................................  $2,448,805
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                          FOR THE SIX     FOR THE YEAR
                                          MONTHS ENDED        ENDED
                                          MAY 31, 2003  NOVEMBER 30, 2002
                                          ------------  -----------------
                                          (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $   (70,872)     $  (150,217)
Net realized loss.......................   (1,071,993)      (1,724,636)
Net change in unrealized appreciation
 (depreciation).........................    3,591,670       (5,508,447)
                                          -----------      -----------

    Net Increase (Decrease).............    2,448,805       (7,383,300)
                                          -----------      -----------

Distributions to Shareholders from Net
 Realized Gain*:
Class A shares..........................      --                (5,547)
Class B shares..........................      --              (118,343)
Class C shares..........................      --               (27,664)
Class D shares..........................      --                (2,782)
                                          -----------      -----------

    Total Distributions.................      --              (154,336)
                                          -----------      -----------

Net increase from transactions in shares
 of beneficial interest.................    7,684,799       18,205,255
                                          -----------      -----------

    Net Increase........................   10,133,604       10,667,619

Net Assets:
Beginning of period.....................   25,285,362       14,617,743
                                          -----------      -----------

End of Period
 (INCLUDING A NET INVESTMENT LOSS OF
 $70,872 AND $0, RESPECTIVELY)..........  $35,418,966      $25,285,362
                                          ===========      ===========

---------------------

 *    INCLUDES SHORT-TERM GAINS OF:

Class A shares..........................  $   --           $     2,199
Class B shares..........................      --                46,909
Class C shares..........................      --                10,965
Class D shares..........................      --                 1,103
                                          -----------      -----------
    TOTAL SHORT-TERM GAINS..............  $   --           $    61,176
                                          ===========      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of selected companies included in the Nasdaq-100.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or December 31, 2003, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.60% of the daily net assets of the Fund. At May 31, 2003, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,812,787 at May 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $41,873 and $923, respectively and received $11,953 in front-end sales charges from sales of the Fund's
Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2003 aggregated $7,063,296 and $408,698, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $4,500.

At May 31, 2003, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor, owned 518,089 Class D shares of beneficial interest of the Fund.

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                     FOR THE SIX             FOR THE YEAR
                                     MONTHS ENDED               ENDED
                                     MAY 31, 2003         NOVEMBER 30, 2002
                                ----------------------  ----------------------
                                     (UNAUDITED)
                                 SHARES      AMOUNT      SHARES      AMOUNT
                                ---------  -----------  ---------  -----------
CLASS A SHARES
Sold..........................    114,235  $   716,507    166,343  $ 1,277,774
Reinvestment of
 distributions................     --          --             936        5,497
Redeemed......................    (47,029)    (282,672)   (68,468)    (493,301)
                                ---------  -----------  ---------  -----------
Net increase -- Class A.......     67,206      433,835     98,811      789,970
                                ---------  -----------  ---------  -----------
CLASS B SHARES
Sold..........................  1,318,094    7,987,491  2,217,375   16,791,025
Reinvestment of
 distributions................     --          --          18,748      109,113
Redeemed......................   (435,255)  (2,550,989)  (746,091)  (4,769,567)
                                ---------  -----------  ---------  -----------
Net increase -- Class B.......    882,839    5,436,502  1,490,032   12,130,571
                                ---------  -----------  ---------  -----------
CLASS C SHARES
Sold..........................    215,240    1,298,925    547,072    4,155,145
Reinvestment of
 distributions................     --          --           4,491       26,185
Redeemed......................    (81,537)    (470,725)  (167,123)  (1,072,785)
                                ---------  -----------  ---------  -----------
Net increase -- Class C.......    133,703      828,200    384,440    3,108,545
                                ---------  -----------  ---------  -----------
CLASS D SHARES
Sold..........................    212,958    1,314,081    516,906    2,922,343
Reinvestment of
 distributions................     --          --             448        2,633
Redeemed......................    (56,127)    (327,819)  (112,414)    (748,807)
                                ---------  -----------  ---------  -----------
Net increase -- Class D.......    156,831      986,262    404,940    2,176,169
                                ---------  -----------  ---------  -----------
Net increase in Fund..........  1,240,579  $ 7,684,799  2,378,223  $18,205,255
                                =========  ===========  =========  ===========

6. Federal Income Tax Status
As of November 30, 2002, the Fund had a net capital loss carryover of approximately $1,314,000 which will be available through November 30, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $197,000 during fiscal 2002.

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 (UNAUDITED) CONTINUED

As of November 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, the mark-to-market of open futures contracts and capital loss deferrals on wash sales.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

At May 31, 2003, the Fund had outstanding futures contracts.

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE PERIOD
                                       FOR THE SIX      FOR THE YEAR      JULY 13, 2001*
                                      MONTHS ENDED          ENDED             THROUGH
                                      MAY 31, 2003    NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                     ---------------  -----------------  -----------------
                                       (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................       $6.40             $ 9.13             $10.00
                                          -----             ------             ------
Income (loss) from investment
 operations:
  Net investment income (loss)++...        0.00               0.00               0.00
  Net realized and unrealized gain
   (loss)..........................        0.46              (2.68)             (0.87)
                                          -----             ------             ------
Total income (loss) from investment
 operations........................        0.46              (2.68)             (0.87)
                                          -----             ------             ------

Less distributions from net
 realized gain.....................      -                   (0.05)           -
                                          -----             ------             ------

Net asset value, end of period.....       $6.86             $ 6.40             $ 9.13
                                          =====             ======             ======

Total Return+......................        7.19%(1)         (29.32)%            (8.70)%(1)

Ratios to Average Net Assets(3)(4):
Expenses...........................        0.20%(2)           0.24 %             0.25 %(2)
Net investment income (loss).......        0.10%(2)          (0.06)%             0.04 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................       $1,486              $956               $462
Portfolio turnover rate............           2%(1)              7 %               10 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE        NET INVESTMENT
   PERIOD ENDED                                 RATIO           LOSS RATIO
   ------------                                -------        --------------
   MAY 31, 2003............................     1.32%            (1.02)%
   NOVEMBER 30, 2002.......................     1.75             (1.57)
   NOVEMBER 30, 2001.......................     3.50             (3.21)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                          FOR THE PERIOD
                                       FOR THE SIX      FOR THE YEAR      JULY 13, 2001*
                                      MONTHS ENDED          ENDED             THROUGH
                                      MAY 31, 2003    NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                     ---------------  -----------------  -----------------
                                       (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................       $ 6.33            $ 9.10             $10.00
                                          ------            ------             ------
Income (loss) from investment
 operations:
  Net investment loss++............        (0.02)            (0.06)             (0.02)
  Net realized and unrealized gain
   (loss)..........................         0.45             (2.66)             (0.88)
                                          ------            ------             ------
Total income (loss) from investment
 operations........................         0.43             (2.72)             (0.90)
                                          ------            ------             ------

Less distributions from net
 realized gain.....................       -                  (0.05)           -
                                          ------            ------             ------

Net asset value, end of period.....       $ 6.76            $ 6.33             $ 9.10
                                          ======            ======             ======

Total Return+......................         6.79 %(1)       (29.85)%            (9.00)%(1)

Ratios to Average Net Assets(3)(4):
Expenses...........................         1.00 %(2)         1.00 %             1.00 %(2)
Net investment loss................        (0.70)%(2)        (0.82)%            (0.71)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $24,211           $17,095            $11,008
Portfolio turnover rate............            2 %(1)            7 %               10 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE        NET INVESTMENT
   PERIOD ENDED                                 RATIO           LOSS RATIO
   ------------                                -------        --------------
   MAY 31, 2003............................     2.12%            (1.82)%
   NOVEMBER 30, 2002.......................     2.51             (2.33)
   NOVEMBER 30, 2001.......................     4.25             (3.96)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                          FOR THE PERIOD
                                       FOR THE SIX      FOR THE YEAR      JULY 13, 2001*
                                      MONTHS ENDED          ENDED             THROUGH
                                      MAY 31, 2003    NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                     ---------------  -----------------  -----------------
                                       (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................      $ 6.33             $ 9.10             $10.00
                                         ------             ------             ------
Income (loss) from investment
 operations:
  Net investment loss++............       (0.02)             (0.05)             (0.02)
  Net realized and unrealized gain
   (loss)..........................        0.45              (2.67)             (0.88)
                                         ------             ------             ------
Total income (loss) from investment
 operations........................        0.43              (2.72)             (0.90)
                                         ------             ------             ------

Less distributions from net
 realized gain.....................      -                   (0.05)           -
                                         ------             ------             ------

Net asset value, end of period.....      $ 6.76             $ 6.33             $ 9.10
                                         ======             ======             ======

Total Return+......................        6.79 %(1)        (29.85)%            (9.00)%(1)

Ratios to Average Net Assets(3)(4):
Expenses...........................        1.00 %(2)          1.00 %             1.00 %(2)
Net investment loss................       (0.70)%(2)         (0.82)%            (0.71)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $5,183             $4,009             $2,262
Portfolio turnover rate............           2 %(1)             7 %               10 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE        NET INVESTMENT
   PERIOD ENDED                                 RATIO           LOSS RATIO
   ------------                                -------        --------------
   MAY 31, 2003............................     2.12%            (1.82)%
   NOVEMBER 30, 2002.......................     2.51             (2.33)
   NOVEMBER 30, 2001.......................     4.25             (3.96)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                          FOR THE PERIOD
                                       FOR THE SIX      FOR THE YEAR      JULY 13, 2001*
                                      MONTHS ENDED          ENDED             THROUGH
                                      MAY 31, 2003    NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                     ---------------  -----------------  -----------------
                                       (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................       $6.42             $ 9.14             $10.00
                                          -----             ------             ------
Income (loss) from investment
 operations:
  Net investment income++..........        0.01               0.01               0.01
  Net realized and unrealized gain
   (loss)..........................        0.46              (2.68)             (0.87)
                                          -----             ------             ------
Total income (loss) from investment
 operations........................        0.47              (2.67)             (0.86)
                                          -----             ------             ------

Less distributions from net
 realized gain.....................      -                   (0.05)           -
                                          -----             ------             ------

Net asset value, end of period.....       $6.89             $ 6.42             $ 9.14
                                          =====             ======             ======

Total Return+......................        7.32%(1)         (29.17)%            (8.60)%(1)

Ratios to Average Net Assets(3)(4):
Expenses...........................        0.00%(2)           0.00 %             0.00 %(2)
Net investment income..............        0.30%(2)           0.18 %             0.29 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $4,539             $3,224               $886
Portfolio turnover rate............           2%(1)              7 %               10 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE        NET INVESTMENT
   PERIOD ENDED                                 RATIO           LOSS RATIO
   ------------                                -------        --------------
   MAY 31, 2003............................     1.12%            (0.82)%
   NOVEMBER 30, 2002.......................     1.51             (1.33)
   NOVEMBER 30, 2001.......................     3.25             (2.96)

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer


TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

39910RPT-11489G03-AP-7/03

[MORGAN STANLEY LOGO]


      [PHOTO]


  MORGAN STANLEY
  NASDAQ-100 INDEX FUND


SEMIANNUAL REPORT
MAY 31, 2003

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq- 100 Index Fund

Ronald E. Robison
Principal Executive Officer
July 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003